License Agreements - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Share of net profits			20.00%
Share of any lump sum milestone payments received from a sub-licensee of ILUVIEN			33.00%
Recovery of commercialization costs			20.00%
Commercialization costs owned			$ 15,144,000	$ 12,219,000
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Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Minimum days to require to revert license in case of breaches of contract		30 days	30 days
Maximum days to require to revert license in case of breaches of contract		90 days	90 days
Period of bankruptcy petition proceedings remains undismissed		60 days	60 days
Share of net profits		20.00%
Share of any lump sum milestone payments received from a sub-licensee of ILUVIEN		33.00%
Recovery of commercialization costs		20.00%
Commercialization costs owned		$ 15,325,000	$ 12,956,000
Additional milestone payment after the first product approved by the FDA	$ 25,000,000		$ 25,000,000.0